SEGMENT INFORMATION - Geographical information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SEGMENT INFORMATION
Revenues from contracts with customers	$ 328,455,588	$ 206,697,620	$ 172,350,699
Total non current assets	162,686,879	144,048,164	102,375,425
Property, plant and equipment	49,908,325	47,954,596	41,515,106
Intangible assets	76,704,869	67,342,362	35,333,464
Goodwill	36,073,685	28,751,206	25,526,855
Total non reportable assets	355,533,482	250,541,793	195,185,944
Total assets.	518,220,361	394,589,957	297,561,369
Argentina
SEGMENT INFORMATION
Revenues from contracts with customers	261,624,779	157,352,242	130,918,908
Total non current assets	124,025,426	107,077,617	93,682,114
Cayman Island
SEGMENT INFORMATION
Total non current assets	27,399,033	24,837,572
Bolivia
SEGMENT INFORMATION
Revenues from contracts with customers	430,233	3,707,107	2,982,953
Total non current assets	51,097	33,133	15,588
Brazil
SEGMENT INFORMATION
Revenues from contracts with customers	33,049,005	24,591,539	21,188,655
Total non current assets	2,836,570	3,460,634	685,587
United States of America
SEGMENT INFORMATION
Revenues from contracts with customers	5,086,007	2,504,696	1,515,185
Total non current assets	7,407,432	7,799,448	7,168,376
Paraguay
SEGMENT INFORMATION
Revenues from contracts with customers	6,845,952	5,369,912	4,428,078
Total non current assets	760,894	742,767	714,011
South Africa
SEGMENT INFORMATION
Revenues from contracts with customers	3,126,245	2,789,322	1,927,333
Total non current assets	6,394	3,892	598
France
SEGMENT INFORMATION
Revenues from contracts with customers	9,794,078	4,269,368	911,140
Total non current assets	14,929	26,138	33,556
Colombia
SEGMENT INFORMATION
Total non current assets	11,304	18,461	22,313
Uruguay
SEGMENT INFORMATION
Revenues from contracts with customers	8,064,197	5,752,913	6,234,956
Total non current assets	173,800	48,502	53,282
Rest of the world
SEGMENT INFORMATION
Revenues from contracts with customers	$ 435,092	$ 360,521	$ 2,243,491